Annual Total Returns [BarChart] - Voya Index Plus LargeCap Portfolio - Class S	May 01, 2021
Bar Chart Table:
2011	(0.34%)
2012	14.11%
2013	32.67%
2014	13.54%
2015	0.63%
2016	9.99%
2017	24.30%
2018	(7.04%)
2019	29.73%
2020	15.62%